                        SEMIANNUAL REPORT / APRIL 30 2000

                            AIM GLOBAL RESOURCES FUND

                                  [COVER IMAGE]


                             [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                  [COVER IMAGE]

                     -------------------------------------

                        OLIVE TREES: YELLOW SKY WITH SUN

                              BY VINCENT VAN GOGH

          PEOPLE HAVE ALWAYS DEPENDED ON THE EARTH'S RESOURCES FOR OUR

         SURVIVAL AND WELL-BEING. FROM OLIVE TREES TO OIL FIELDS, PINE

        FORESTS TO URANIUM MINES, THE WORLD'S RICHES ARE BEING EXPLORED

         AND DEVELOPED AS NEVER BEFORE. NOW TRADING IN A GLOBAL MARKET,

           NATURAL RESOURCES FROM EVERY PART OF THE WORLD CONTINUE TO

            SUPPLY US WITH THE BUILDING BLOCKS OF MODERN SOCIETIES.

                     -------------------------------------

AIM Global Resources Fund is for shareholders who seek long-term capital growth through investments in companies around the world that own, explore for or develop natural resources, or that supply goods and services to such companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT
THIS REPORT:

o AIM Global Resources Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o Had the advisor not waived fees during the reporting period, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o The fund's average annual total returns (including sales charges) for the period ended 4/30/00 are as follows: Class A shares, one year, -8.24% (-3.65%, excluding sales charges); five years, 1.99%; inception (5/31/94), 1.52%. Class B shares, one year, -8.93% (-4.14%, excluding CDSC); five years, 2.11%; inception (5/31/94), 1.69%. Class C shares, one year, -5.09% (-4.14% excluding CDSC); inception (3/1/99), 15.44%.
o In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 10.18%; five years, 3.77%; inception (5/31/94), 2.27%. Class B shares, one year, 10.13%; five years, 3.93%; inception (5/31/94), 2.46%. Class C shares, one year, 14.13%; inception (3/1/99), 21.35%.
o Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                            AIM GLOBAL RESOURCES FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                   Dear Fellow Shareholder:

                   When we started AIM in 1976, we had only a table, two chairs
   [PHOTO OF       and a telephone. At the time, Bob Graham, Gary Crum and I had
   Charles T.      the idea of creating a mutual fund company that put people
     Bauer,        first. Our slogan, "people are the product," means that
  Chairman of      people--our employees and our investors--are our company.
  the Board of          Almost a quarter-century later, we've grown to more than
    THE FUND       seven million investors, $176 billion in assets under
 APPEARS HERE]     management and 53 retail funds. Over that time, the industry as a whole has grown from $51 billion in assets to more than
                   $7 trillion today. I never dreamed we would see such
                   phenomenal growth. You are the main reason for our success,
   [PHOTO OF       and I want you to know how much I appreciate your loyalty and
   Robert H.       trust over the past 24 years.
    Graham,             Usually in this letter I review market activity during
 new Chairman of   the period covered by the report. This time, I'd just like to
  the Board of     say thank you. I am retiring as chairman of the AIM Funds
    THE FUND       effective September 30, and as chairman of AIM effective
 APPEARS HERE]     December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital
                   Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
     I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
     Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
     In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
     If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
     Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                            AIM GLOBAL RESOURCES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


ENERGY SECTOR MAY BENEFIT FROM
STABLE OIL PRICES

HOW DID AIM GLOBAL RESOURCES FUND PERFORM OVER THE LAST SIX MONTHS?
Given the volatile and highly cyclical nature of the energy and basic-materials sectors, AIM Global Resources Fund posted disappointing but not altogether unexpected returns for the six months ended April 30, 2000. Oil prices have risen and fallen like a roller coaster over the last year, rising sharply during most of 1999, peaking in early 2000 and then declining somewhat since then.
    For the reporting period, the fund's Class A shares gained 0.08%, while its Class B and Class C shares each posted losses of 0.17% at net asset value--that is, without the effect of sales charges.
    Net assets under management totaled $28.7 million on April 30.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS DURING THE REPORTING PERIOD?
    U.S. equity markets experienced significant volatility during the last six months. Many technology stocks that soared in 1999 came crashing back to earth in early 2000 as investors questioned those stocks' valuations. Many investors abandoned dot-com stocks, concerned that they were overvalued, lacked a clear business model and might never make a profit.
    But even the stocks of large, historically profitable old-economy companies were not immune to price declines if it appeared they might not meet earnings expectations. Investors increasingly focused on corporate profits, and many companies that failed to deliver profits to their shareholders were punished.
    There were many reasons for the markets' heightened volatility, including continued interest-rate hikes by the Federal Reserve Board (the Fed) and sometimes contradictory economic indicators. The Fed raised short-term interest rates five times during the last year for a total increase of 125 basis points (1.25%) in a preemptive effort to contain inflation. (On May 16, shortly after the close of the reporting period, the Fed raised short-term interest rates by an additional 50 basis points and signaled it may raise rates further.)
    For all the headline-making one-day dips and dives in one market benchmark or another, it is worth noting that the most widely followed market indexes all produced positive returns for the six months covered by this report. Even the Nasdaq, which provoked the most hand-wringing, was up an impressive 30.14%. The same volatility seen in U.S. markets was seen in many overseas markets as well, although not to a degree that it threatened continued economic recoveries in Asia and Latin America.

WHAT HAVE BEEN THE RECENT TRENDS IN THE ENERGY SECTOR?
In March 1999, OPEC announced production cuts of two million barrels a day as a means of staving off further declines in crude-oil prices. As a result, the price of oil rose, from a low of $11 per barrel in early 1999 to a high of $34 in early 2000. Higher oil prices resulted in increased gasoline prices for motorists, renewed fears of inflation in the United States and concern that economic recovery in Asian and Latin American countries could be threatened.
    In March 2000, under pressure from the United States, OPEC members announced production increases of 1.7 million barrels per day; non-OPEC members Mexico, Norway and Oman announced simultaneous production increases totaling 400,000 barrels per day. The U.S. Energy Information Administration recently reported that these production increases will be insufficient to rebuild depleted inventories, leaving almost no flexibility in the world oil system to react to a cutoff in oil supplies or an extreme

                      ------------------------------------

                            WE'VE TRIED TO DIVERSIFY

                       SOMEWHAT WITHIN THE BASIC-MATERIALS

                         AND ENERGY SECTORS BY EXPANDING

                          OUR NON-OIL-RELATED HOLDINGS.

                      ------------------------------------


PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets
=======================================
TOP 5 COUNTRIES
---------------------------------------
1. United States                44.22%

2. Canada                       17.07%

3. United Kingdom                7.83%

4. France                        3.28%

5. Germany                       3.08%
=======================================


                               (world map grahic)


          See important fund and index disclosures inside front cover.

                            AIM GLOBAL RESOURCES FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


cold snap next winter. While oil prices rebounded in 1999, domestic production did not.

HOW DID YOU MANAGE THE FUND DURING THE LAST SIX MONTHS?
We've tried to concentrate our holdings in industries that benefit most from higher oil prices--exploration and production, drilling and equipment, domestic integrated and international integrated--while avoiding other industries, notably refiners and marketers, which have a more difficult time passing along their increased costs to customers. Drilling and equipment stocks, for instance, accounted for 13.16% of the fund's holdings six months ago but 17.65% at the close of the reporting period.
    Also, we've tried to diversify somewhat within the basic-materials and energy sectors by expanding our non-oil-related holdings. In particular, paper and forest product prices have shown some strength recently, prompting us to increase our holdings in that industry.

WHAT WERE SOME OF THE FUND'S TOP ENERGY HOLDINGS?
One of the fund's largest holdings was BJ Services Company, which provides a range of oilfield services to the petroleum industry worldwide. For the quarter ended March 31, 2000, the company reported that its U.S./Mexico pressure-pumping revenues increased 76% due to a recovery in drilling activity. The company's overall revenues were up 45% from the same quarter of 1999--demonstrating just how cyclical the energy industry can be from year to year.
    Another top holding was Global Industries, an offshore construction company that builds pipelines, installs and removes offshore oil-drilling platforms and provides diving services for the offshore oil and gas industry. The firm operates around the world and boasts the largest number of offshore construction vessels in the Gulf of Mexico. Global Industries should benefit from higher and more sustainable oil prices as exploration and production firms find greater incentives to develop offshore reserves.

WHAT WERE SOME OF THE FUND'S NON-ENERGY HOLDINGS?
One of the fund's largest holdings was 3M, which recently reported record first-quarter earnings. The company operates in more than 60 countries, with international operations accounting for nearly 60% of sales. While best known for its Scotch brand tape and Post-It Notes, the company manufactures everything from health-care products to reflective traffic signs to specialty gases and plastics.
    The fund also held a stake in the British firm Rio Tinto, one of the world's largest mining companies, which operates in more than 40 countries around the world. Rio Tinto's cost-cutting efforts and efficiency improvements--together with industry-wide consolidation--have allowed it to record higher earnings despite generally weak prices for its products. Several of Rio Tinto's new projects began contributing to the company's bottom line in 1999, and we believe they will continue to do so going forward.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We believe that higher sustainable oil prices in the $21 to $25 per-barrel range bode well for the energy sector, providing drilling and equipment, exploration and production, refining and marketing and integrated oil companies more stable and more dependable profits--and offering them a respite from the "boom and bust" cycles that have so often characterized the sector.
    Economic recoveries now continuing in Asia and Latin America, together with generally strong growth elsewhere, have already driven up the prices of many commodities, and should serve as a support for oil prices as well. While the energy and basic-materials sectors are historically cyclical, we believe fund shareholders may benefit from the relative stability of those sectors going forward.


PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

==============================================================================================================================
TOP 10 HOLDINGS                                                         TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------
 1. Boise Cascade Corp.                         4.06%                    1. Oil & Gas (Drilling & Equipment)            17.65%

 2. Talisman Energy Inc. (Canada)               3.63%                    2. Paper & Forest Products                     11.93%

 3. Global Industries, Ltd.                     3.47%                    3. Oil & Gas (Exploration & Production)        11.72%

 4. BJ Services Co.                             3.03%                    4. Oil (Domestic Integrated)                    8.15%

 5. Minnesota Mining & Manufacturing Co.        3.01%                    5. Metals Mining                                6.77%

 6. Rio Tinto PLC (United Kingdom)              2.69%                    6. Natural Gas                                  3.63%

 7. BP Amoco PLC ADR (United Kingdom)           2.62%                    7. Oil (International Integrated)               3.24%

 8. Conoco Inc.-Class B                         2.45%                    8. Chemicals                                    3.15%

 9. Enron Corp.                                 2.30%                    9. Manufacturing (Diversified)                  3.01%

10. Exxon Mobil Corp.                           2.30%                   10. Chemicals (Diversified)                      2.93%
==============================================================================================================================

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.



          See important fund and index disclosures inside front cover.

                            AIM GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                    MARKET
                                        SHARES       VALUE
DOMESTIC COMMON STOCKS-44.22%

CHEMICALS-1.57%

Du Pont (E.I.) de Nemours & Co.           4,669   $   221,486
-------------------------------------------------------------
Solutia, Inc.                            16,800       228,900
-------------------------------------------------------------
                                                      450,386
-------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER)-0.71%

Gaylord Container Corp.-Class A(a)       40,000       205,000
-------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-3.01%

Minnesota Mining and Manufacturing
  Co.                                    10,000       865,000
-------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.57%

USEC Inc.                                34,800       163,125
-------------------------------------------------------------

NATURAL GAS-2.30%

Enron Corp.                               9,500       662,031
-------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-13.99%

BJ Services Co.(a)                       12,400       871,100
-------------------------------------------------------------
Cooper Cameron Corp.(a)                   7,800       585,000
-------------------------------------------------------------
Global Industries, Ltd.(a)               70,000       997,500
-------------------------------------------------------------
Oceaneering International, Inc.(a)       15,500       267,375
-------------------------------------------------------------
RPC, Inc.                                 5,200        52,650
-------------------------------------------------------------
Schlumberger Ltd.                         5,500       421,094
-------------------------------------------------------------
Smith International, Inc.(a)              8,000       608,000
-------------------------------------------------------------
Transocean Sedco Forex Inc.                 952        44,744
-------------------------------------------------------------
Veritas DGC Inc.(a)                       7,200       172,800
-------------------------------------------------------------
                                                    4,020,263
-------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-5.13%

Barrett Resources Corp.(a)               15,600       495,300
-------------------------------------------------------------
Triton Energy Ltd.(a)                    13,400       488,262
-------------------------------------------------------------
Vastar Resources, Inc.                    6,100       491,812
-------------------------------------------------------------
                                                    1,475,374
-------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-5.53%

Amerada Hess Corp.                        6,800       432,650
-------------------------------------------------------------
Conoco Inc.-Class B                      28,326       704,609
-------------------------------------------------------------
USX-Marathon Group                       19,400       452,263
-------------------------------------------------------------
                                                    1,589,522
-------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-3.24%

Chevron Corp.                             3,200       272,400
-------------------------------------------------------------
Exxon Mobil Corp.                         8,492       659,722
-------------------------------------------------------------
                                                      932,122
-------------------------------------------------------------

                                                    MARKET
                                        SHARES       VALUE
PAPER & FOREST PRODUCTS-8.17%

Boise Cascade Corp.                      35,800   $ 1,165,738
-------------------------------------------------------------
International Paper Co.                   5,200       191,100
-------------------------------------------------------------
Weyerhaeuser Co.                         11,600       619,875
-------------------------------------------------------------
Willamette Industries, Inc.               9,700       370,419
-------------------------------------------------------------
                                                    2,347,132
-------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $11,930,529)                           12,709,955
-------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-35.43%

BELGIUM-1.44%

Solvay S.A. (Chemicals-Diversified)       6,100       412,904
-------------------------------------------------------------

CANADA-17.07%

Alliance Forest Products Inc. (Paper
  & Forest Products)(a)                  40,200       517,264
-------------------------------------------------------------
Boliden Ltd. (Metals Mining)(a)         275,000       352,921
-------------------------------------------------------------
Canadian Occidental Petroleum Ltd.
  (Oil & Gas- Exploration &
  Production)                            17,700       406,484
-------------------------------------------------------------
Gabriel Resources Ltd. (Metals
  Mining)(a)                            440,000       564,674
-------------------------------------------------------------
Inco Ltd. (Metals Mining)(a)             16,200       254,407
-------------------------------------------------------------
Nexfor Inc. (Paper & Forest Products)    94,100       565,681
-------------------------------------------------------------
NOVA Chemicals Corp. (Natural Gas)       16,900       381,263
-------------------------------------------------------------
Placer Dome Inc. (Gold & Precious
  Metals Mining)                         29,700       241,313
-------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)           18,100       579,200
-------------------------------------------------------------
Talisman Energy Inc. (Oil &
  Gas-Exploration & Production)(a)       35,000     1,043,735
-------------------------------------------------------------
                                                    4,906,942
-------------------------------------------------------------

FRANCE-3.28%

Air Liquide S.A.
  (Chemicals-Specialty)                   3,600       469,020
-------------------------------------------------------------
Bouygues Offshore S.A.-ADR (Oil &
  Gas-Drilling & Equipment)              21,700       474,688
-------------------------------------------------------------
                                                      943,708
-------------------------------------------------------------

GERMANY-3.08%

BASF A.G. (Chemicals-Diversified)         9,900       428,284
-------------------------------------------------------------
Bayer A.G. (Chemicals)                   11,000       455,855
-------------------------------------------------------------
                                                      884,139
-------------------------------------------------------------

IRELAND-1.26%

Jefferson Smurfit Group PLC-ADR
  (Containers & Packaging-Paper)         16,500       360,938
-------------------------------------------------------------

                                                    MARKET
                                        SHARES       VALUE
SOUTH KOREA-1.47%

Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                         20,100   $   422,100
-------------------------------------------------------------

UNITED KINGDOM-7.83%

BP Amoco PLC-ADR (Oil-Domestic
  Integrated)                            14,760       752,760
-------------------------------------------------------------
Corus Group PLC-ADR (Iron & Steel)       20,700       283,331
-------------------------------------------------------------
Enterprise Oil PLC (Oil &
  Gas-Exploration & Production)          60,000       441,827
-------------------------------------------------------------
Rio Tinto PLC (Metals Mining)            49,898       773,350
-------------------------------------------------------------
                                                    2,251,268
-------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $9,868,252)                                  10,181,999
-------------------------------------------------------------

                                                    MARKET
                                        SHARES       VALUE
MONEY MARKET FUNDS-3.92%

STIC Liquid Assets Portfolio(b)         563,833   $   563,833
-------------------------------------------------------------
STIC Prime Portfolio(b)                 563,833       563,833
-------------------------------------------------------------
    Total Money Market Funds
      (Cost $1,127,666)                             1,127,666
-------------------------------------------------------------

TOTAL INVESTMENTS-83.57%
  (Cost $22,926,447)                               24,019,620
-------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-16.43%                4,721,828
-------------------------------------------------------------

NET ASSETS-100.00%                                $28,741,448
=============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.




See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $22,926,447)  $24,019,620
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,862,019
------------------------------------------------------------
  Collateral for securities loaned                   216,400
------------------------------------------------------------
  Dividends and interest                              37,194
------------------------------------------------------------
  Fund shares sold                                    36,769
------------------------------------------------------------
Other assets                                          24,627
------------------------------------------------------------
    Total assets                                  29,196,629
------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                             162,166
------------------------------------------------------------
  Return of collateral for securities loaned         216,400
------------------------------------------------------------
Accrued advisory fees                                 10,213
------------------------------------------------------------
Accrued administrative services fees                   4,098
------------------------------------------------------------
Accrued distribution fees                              1,892
------------------------------------------------------------
Accrued transfer agent fees                           13,293
------------------------------------------------------------
Accrued trustees' fees                                   722
------------------------------------------------------------
Accrued operating expenses                            46,397
------------------------------------------------------------
    Total liabilities                                455,181
------------------------------------------------------------
Net assets applicable to shares outstanding      $28,741,448
============================================================

NET ASSETS:

Class A                                          $13,278,027
============================================================
Class B                                          $15,218,255
============================================================
Class C                                          $   245,166
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,094,045
============================================================
Class B                                            1,287,283
============================================================
Class C                                               20,738
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $     12.14
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.14 divided by
      95.25%)                                    $     12.75
============================================================
Class B:
  Net asset value and offering price per share   $     11.82
============================================================
Class C:
  Net asset value and offering price per share   $     11.82
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $9,541 foreign withholding
  tax)                                           $   221,205
------------------------------------------------------------
Interest                                                 146
------------------------------------------------------------
Securities lending                                    11,758
------------------------------------------------------------
    Total investment income                          233,109
------------------------------------------------------------

EXPENSES:

Advisory and administrative fees                     158,238
------------------------------------------------------------
Accounting services fees                              24,863
------------------------------------------------------------
Custodian fees                                         6,974
------------------------------------------------------------
Distribution fees -- Class A                          36,055
------------------------------------------------------------
Distribution fees -- Class B                          88,669
------------------------------------------------------------
Distribution fees -- Class C                             725
------------------------------------------------------------
Transfer agent fees                                   86,758
------------------------------------------------------------
Printing fees                                         34,762
------------------------------------------------------------
Trustees' fees                                           685
------------------------------------------------------------
Other                                                 66,534
------------------------------------------------------------
    Total expenses                                   504,263
------------------------------------------------------------
Less: Expenses paid indirectly                           (97)
------------------------------------------------------------
    Fees waived by advisor                          (135,536)
------------------------------------------------------------
    Net expenses                                     368,630
------------------------------------------------------------
Net investment income (loss)                        (135,521)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                               56,134
------------------------------------------------------------
  Foreign currencies                                 (14,166)
------------------------------------------------------------
                                                      41,968
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              145,862
------------------------------------------------------------
  Foreign currencies                                 (17,894)
------------------------------------------------------------
                                                     127,968
------------------------------------------------------------
Net gain from investment securities and foreign
  currencies                                         169,936
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $    34,415
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2000            1999
                                                              ------------    -------------
OPERATIONS:
  Net investment income (loss)                                $   (135,521)   $     (15,497)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                              41,968       (1,210,414)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                              127,968        5,873,517
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations            34,415        4,647,606
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (2,673,236)      (5,463,882)
-------------------------------------------------------------------------------------------
  Class B                                                       (4,800,467)     (11,256,193)
-------------------------------------------------------------------------------------------
  Class C                                                          204,692           43,424
-------------------------------------------------------------------------------------------
  Advisor Class*                                                   (22,444)      (5,519,490)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (7,257,040)     (17,548,535)
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           35,998,488       53,547,023
-------------------------------------------------------------------------------------------
  End of period                                               $ 28,741,448    $  35,998,488
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 51,031,727    $  58,323,182
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (135,521)              --
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (23,229,747)     (23,271,715)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           1,074,989          947,021
-------------------------------------------------------------------------------------------
                                                              $ 28,741,448    $  35,998,488
===========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Resources Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
    The Fund's investment objective is long-term growth of capital. The Fund invests substantially all of its investable assets in Global Resources Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
    The Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 2000, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund has a capital loss carryforward of $23,240,307 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
H. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.
    In addition, the Portfolio's policy of concentrating its investments in companies in the natural resources industry subjects the Portfolio to greater risk than a fund that is more diversified.
I. Indexed Securities -- The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. INVESCO Asset Management Limited is the Fund's and the Portfolio's subadvisor. The Fund pays AIM administration fees at an annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Portfolio's average daily net assets, plus 0.70% on the next $500 million of the Portfolio's average daily net assets, plus 0.675% on the next $500 million of the Portfolio's average daily net assets, plus 0.65% on the Portfolio's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. During the six months ended April 30, 2000, AIM waived fees of $135,536.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund and the Portfolio. For the six months ended April 30, 2000, AIM was paid $24,863 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $49,916 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $36,055, $88,669 and $725, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $980 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $172 in contingent deferred sales charges imposed on redemptions of Fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $97 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $97 during the six months ended April 30, 2000.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
    At April 30, 2000, securities with an aggregate value of $212,156 were on loan to brokers. The loans were secured by cash collateral of $216,400 received by the Portfolio. For the six months ended April 30, 2000, the Portfolio received fees of $11,758 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended April 30, 2000 was $10,939,409 and $22,477,946, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 3,302,932
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (2,219,378)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $ 1,083,554
---------------------------------------------------------
Cost of investments for tax purposes is $22,936,066.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                   APRIL 30, 2000              OCTOBER 31, 1999
                                                               -----------------------    --------------------------
                                                                SHARES       AMOUNT         SHARES         AMOUNT
                                                               --------    -----------    ----------    ------------
Sold:
  Class A                                                       187,670    $ 2,317,044     1,483,872    $ 16,786,501
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       172,058      2,114,385       623,453       7,240,416
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                       19,050        225,749        10,161         124,881
--------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 1,495        269,584        40,141         464,770
--------------------------------------------------------------------------------------------------------------------

Conversion of Advisor Class shares to Class A shares***:
  Class A                                                        16,352        194,590            --              --
--------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (16,069)      (194,590)           --              --
--------------------------------------------------------------------------------------------------------------------

Reacquired:
  Class A                                                      (402,008)    (5,184,870)   (1,968,466)    (22,250,382)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (576,084)    (6,914,852)   (1,629,584)    (18,496,610)
--------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (1,739)       (21,057)       (6,734)        (81,457)
--------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (7,719)       (97,438)     (477,178)     (5,984,260)
--------------------------------------------------------------------------------------------------------------------
                                                               (606,994)   $(7,291,455)   (1,924,335)   $(22,196,141)
--------------------------------------------------------------------------------------------------------------------

*   Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                              2000(a)         1999(a)    1998(a)    1997(a)    1996(a)     1995
                                                          ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 12.12         $ 10.95    $ 20.65    $ 17.43    $ 11.44    $ 12.41
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)           0.02      (0.11)     (0.25)     (0.24)      0.04(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         0.05            1.15      (8.91)      4.08       6.28      (0.98)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations           0.02            1.17      (9.02)      3.83       6.04      (0.94)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                       --              --      (0.19)        --      (0.04)     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                            --              --      (0.49)     (0.61)     (0.01)        --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                            --              --      (0.68)     (0.61)     (0.05)     (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 12.14         $ 12.12    $ 10.95    $ 20.65    $ 17.43    $ 11.44
---------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                  0.08%          10.68%    (45.02)%    22.64%     53.04%     (7.58)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                      $13,278         $15,664    $19,463    $69,975    $48,729    $12,598
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(d)        2.00%      1.98%      2.03%      2.20%      2.37%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.84%(d)        2.30%      2.29%      2.13%      2.30%      3.47%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets                                                        (0.56)%(d)       0.19%     (0.75)%    (1.41)%    (1.55)%     0.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            35%            123%       201%       321%        94%        87%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Before reimbursement the net investment income per share would have been reduced by $0.14.
(c) Total return does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $14,501,384.

                                                                                          CLASS B
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                             APRIL 30,      ---------------------------------------------------
                                                              2000(a)       1999(a)    1998(a)    1997(a)    1996(a)     1995
                                                          ----------------  -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 11.84       $ 10.75    $ 20.37    $ 17.29    $ 11.36    $ 12.38
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)        (0.04)     (0.18)     (0.33)     (0.31)     (0.02)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         0.04          1.13      (8.76)      4.02       6.25      (0.98)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment operations          (0.02)         1.09      (8.94)      3.69       5.94      (1.00)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                       --            --      (0.19)        --         --      (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                            --            --      (0.49)     (0.61)     (0.01)        --
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                            --            --      (0.68)     (0.61)     (0.01)     (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.82       $ 11.84    $ 10.75    $ 20.37    $ 17.29    $ 11.36
-------------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                 (0.17)%       10.14%    (45.25)%    21.99%     52.39%     (8.05)%
-------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                      $15,218       $20,019    $28,996    $86,812    $57,749    $13,978
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.50%      2.48%      2.53%      2.70%      2.87%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            3.34%(d)      2.80%      2.79%      2.63%      2.80%      3.97%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets                                                        (1.06)%(d)    (0.31)%    (1.25)%    (1.91)%    (2.05)%    (0.09)%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            35%          123%       201%       321%        94%        87%
-------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Before reimbursement the net investment income (loss) per share would have been (increased) by $0.13.
(c) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $17,831,318.

                                                      CLASS C                 ADVISOR CLASS
                                          --------------------------------   ----------------
                                                          MARCH 1, 1999
                                          SIX MONTHS       (DATE SALES       NOVEMBER 1, 1999
                                            ENDED          COMMENCED)               TO
                                          APRIL 30,            TO              FEBRUARY 11,
                                           2000(a)     OCTOBER 31, 1999(a)       2000(a)
                                          ----------   -------------------   ----------------
Net asset value, beginning of period        $11.84           $10.00               $12.32
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.06)           (0.03)               (0.05)
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                     0.04             1.87                (0.16)
---------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                  (0.02)            1.84                (0.21)
---------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                    --               --                   --
---------------------------------------------------------------------------------------------
  From net realized gain on investments         --               --                   --
---------------------------------------------------------------------------------------------
    Total distributions                         --               --                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period              $11.82           $11.84               $12.11
---------------------------------------------------------------------------------------------
Total return(c)                              (0.17)%          18.40%               (1.70)%
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)    $  245           $   41               $   --
---------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(d)         2.50%(e)             1.50%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers                         3.34%(d)         2.80%(e)             2.34%(d)
---------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                         (1.06)%(d)        (0.31)%(e)          (0.06)%(d)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                         35%             123%                  35%
---------------------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                          --------------------------------------------------------
                                                                                    JUNE 1, 1995
                                                                                    (DATE SALES
                                                 YEAR ENDED OCTOBER 31,              COMMENCED)
                                          -------------------------------------          TO
                                          1999(a)   1998(a)   1997(a)   1996(a)   OCTOBER 31, 1995
                                          -------   -------   -------   -------   ----------------
Net asset value, beginning of period      $11.08    $ 20.80   $ 17.47   $11.47         $11.45
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              0.08      (0.03)    (0.14)   (0.17)          0.11(b)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                   1.16      (9.01)     4.08     6.28          (0.09)
--------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 1.24      (9.04)     3.94     6.11           0.02
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                  --      (0.19)       --    (0.10)            --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments       --      (0.49)    (0.61)   (0.01)            --
--------------------------------------------------------------------------------------------------
    Total distributions                       --      (0.68)    (0.61)   (0.11)            --
--------------------------------------------------------------------------------------------------
Net asset value, end of period            $12.32    $ 11.08   $ 20.80   $17.47         $11.47
--------------------------------------------------------------------------------------------------
Total return(c)                            11.19%    (44.79)%   23.23%   53.76%          0.17%
--------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)  $  275    $ 5,089   $14,886   $5,502         $   95
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                          1.50%      1.48%     1.53%    1.70%          1.87%(e)
--------------------------------------------------------------------------------------------------
  Without fee waivers                       1.80%      1.79%     1.63%    1.80%          2.97%(e)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                        0.69%     (0.25)%   (0.91)%  (1.05)%         0.91%(e)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                      123%       201%      321%      94%            87%
--------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Before reimbursement the net investment income per share would have been reduced by $0.12.
(c) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $145,810 and $230,955 for Class C and Advisor Class, respectively.
(e) Annualized.

BOARD OF TRUSTEES                            OFFICERS                                OFFICE OF THE FUND
C. Derek Anderson                            Robert H. Graham                        11 Greenway Plaza
President, Plantagenet Capital               Chairman and President                  Suite 100
Management, LLC (an investment                                                       Houston, TX 77046
partnership); Chief Executive Officer,       Dana R. Sutton
Plantagenet Holdings, Ltd.                   Vice President and Treasurer            INVESTMENT MANAGER
(an investment banking firm)
                                             Samuel D. Sirko                         A I M Advisors, Inc.
Frank S. Bayley                              Vice President and Secretary            11 Greenway Plaza
Partner, law firm of                                                                 Suite 100
Baker & McKenzie                             Melville B. Cox                         Houston, TX 77046
                                             Vice President
Robert H. Graham                                                                     TRANSFER AGENT
President and Chief Executive Officer,       Gary T. Crum
A I M Management Group Inc.                  Vice President                          A I M Fund Services, Inc.
                                                                                     P.O. Box 4739
Ruth H. Quigley                              Carol F. Relihan                        Houston, TX 77210-4739
Private Investor                             Vice President
                                                                                     CUSTODIAN
                                             Mary J. Benson
                                             Assistant Vice President and            State Street Bank and Trust Company
                                             Assistant Treasurer                     225 Franklin Street
                                                                                     Boston, MA 02110
                                             Sheri Morris
                                             Assistant Vice President and            COUNSEL TO THE FUND
                                             Assistant Treasurer
                                                                                     Kirkpatrick & Lockhart LLP
                                             Nancy L. Martin                         1800 Massachusetts Avenue, N.W.
                                             Assistant Secretary                     Washington, D.C. 20036-1800

                                             Ofelia M. Mayo                          COUNSEL TO THE TRUSTEES
                                             Assistant Secretary
                                                                                     Paul, Hastings, Janofsky & Walker LLP
                                             Kathleen J. Pflueger                    Twenty Third Floor
                                             Assistant Secretary                     555 South Flower Street
                                                                                     Los Angeles, CA 90071

                                                                                     DISTRIBUTOR

                                                                                     A I M Distributors, Inc.
                                                                                     11 Greenway Plaza
                                                                                     Suite 100
                                                                                     Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                            INTERNATIONAL GROWTH FUNDS                        A I M Management Group Inc. has provided
AIM Aggressive Growth Fund              AIM Advisor International Value Fund              leadership in the mutual fund industry
AIM Blue Chip Fund                      AIM Asian Growth Fund                             since 1976 and managed approximately
AIM Capital Development Fund            AIM Developing Markets Fund                       $176 billion in assets for more than 7.4
AIM Constellation Fund(1)               AIM Euroland Growth Fund(5)                       million shareholders, including
AIM Dent Demographic Trends Fund        AIM European Development Fund                     individual investors, corporate clients
AIM Emerging Growth Fund                AIM International Equity Fund                     and Financial institutions, as of March
AIM Large Cap Growth Fund               AIM Japan Growth Fund                             31, 2000.
AIM Large Cap Opportunities Fund        AIM Latin American Growth Fund                        The AIM Family of Funds--Registered
AIM Mid Cap Equity Fund                                                                   Trademark-- is distributed nationwide,
AIM Mid Cap Growth Fund                 GLOBAL GROWTH FUNDS                               and AIM today is the eighth-largest
AIM Mid Cap Opportunities Fund(2)       AIM Global Aggressive Growth Fund                 mutual fund complex in the United States
AIM Select Growth Fund                  AIM Global Growth Fund                            in assets under management, according to
AIM Small Cap Growth Fund(3)            AIM Global Trends Fund(6)                         Strategic Insight, an independent mutual
AIM Small Cap Opportunities Fund(4)                                                       fund monitor.
AIM Value Fund                          GLOBAL GROWTH & INCOME FUNDS
AIM Weingarten Fund                     AIM Global Utilities Fund

GROWTH & INCOME FUNDS                   GLOBAL INCOME FUNDS
AIM Advisor Flex Fund                   AIM Global Income Fund
AIM Advisor Real Estate Fund            AIM Strategic Income Fund
AIM Balanced Fund
AIM Basic Value Fund                    THEME FUNDS
AIM Charter Fund                        AIM Global Consumer Products and Services Fund
                                        AIM Global Financial Services Fund
INCOME FUNDS                            AIM Global Health Care Fund
AIM Floating Rate Fund                  AIM Global Infrastructure Fund
AIM High Yield Fund                     AIM Global Resources Fund
AIM High Yield Fund II                  AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1)Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2)AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3)AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4)AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5)On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6)Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your Financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

AIM Distributors, Inc.                                                 GRS-SAR-1